Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents (Note 14)	$ 949,104	$ 2,045,961
Short-term investments (Notes 4 and 14)	50,000	150,000
Accounts receivable, net (Note 5)	2,028,545	1,631,676
Inventories, net (Note 6)	3,461,686	2,479,958
Other current assets (Notes 13 and 19)	335,085	198,798
Total current assets	6,824,420	6,506,393
Property, plant and equipment, net (Note 7)	5,093,147	5,078,650
Goodwill (Notes 3 and 8)	2,196,058	2,052,728
Other intangible assets, net (Notes 3 and 8)	914,646	866,835
Other assets (Note 9)	812,987	718,912
Total assets	15,841,258	15,223,518
Current liabilities:
Short-term debt (Notes 11 and 14)	52,833	17,959
Long-term debt due within one year (Notes 11 and 14)	500,000	600,000
Accounts payable (Note 10)	1,181,346	838,109
Salaries, wages and related accruals (Note 17)	516,660	428,829
Accrued expenses and other current liabilities (Notes 10, 13 and 15)	573,925	505,069
Total current liabilities	2,824,764	2,389,966
Long-term debt due after one year (Notes 11 and 14)	3,242,242	3,739,141
Deferred credits and other liabilities (Notes 13, 15, 17 and 19)	689,464	839,703
Total liabilities	6,756,470	6,968,810
Commitments and contingencies (Notes 13 and 15)
Nucor stockholders' equity (Notes 12 and 16):
Common stock (800,000 shares authorized; 379,900 and 379,334 shares issued, respectively)	151,960	151,734
Additional paid-in capital	2,021,339	1,974,672
Retained earnings	8,463,709	7,630,916
Accumulated other comprehensive loss, net of income taxes (Notes 13 and 20)	(254,681)	(317,843)
Treasury stock (61,931 and 60,597 shares, respectively)	(1,643,291)	(1,559,614)
Total Nucor stockholders' equity	8,739,036	7,879,865
Noncontrolling interests	345,752	374,843
Total equity	9,084,788	8,254,708
Total liabilities and equity	$ 15,841,258	$ 15,223,518